Additional Information Required by the Argentine Central Bank - Additional Information 2 (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of additional information [line items]
Instruments held in custody	$ 10,134,326,343	$ 17,190,472,358	$ 10,134,326,343
Percentage of regulatory capital		2.50%
Percentage of individual computable regulatory capital		1.00%
Escrow Agent
Disclosure of additional information [line items]
Required shareholders equity amount		$ 440,230
Minimum required shareholders offsetting entry		220,115
Alync And AN Integral
Disclosure of additional information [line items]
Required shareholders equity amount		217,960
Minimum required shareholders offsetting entry		108,980
Treasury bills, fair value		756,300
Galicia administradora de fondos S.A.
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry		261,821
Minimum equity requirement act as agent		523,642
Galicia administradora de fondos S.A. | Fima Premium Class C Shares
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry		$ 295,718
Minimum offsetting entry shares		6,000,000
Galicia Securities S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount		$ 11,322,823
Minimum required shareholders offsetting entry		108,980
Minimum equity requirement act as agent		$ 75,766
Required shareholders equity shares		470,350,000
Minimum required equity act as agent off setting entry		$ 37,883
Required government securities amount		149,144
INVIU S.A.U.
Disclosure of additional information [line items]
Required shareholders equity amount		7,749,903
Minimum required shareholders offsetting entry		108,980
Minimum equity requirement act as agent		$ 75,766
Required shareholders equity shares		470,350,000
Minimum required equity act as agent off setting entry		$ 37,883
Offsetting entry		306,071
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of additional information [line items]
Instruments held in custody	2,412,629,138	$ 3,483,939,552	$ 2,412,629,138
Securities held in custody in units		83,582,052,338	42,336,393,400
Banco Galicia
Disclosure of additional information [line items]
Legal reserve		20.00%
Percentage of profit shown in income statement		20.00%
Grupo Financiero Galicia S.A.
Disclosure of additional information [line items]
Percentage of net income transferred		5.00%
Legal reserve		20.00%
Argentine Central Bank
Disclosure of additional information [line items]
Minimum capital requirement		3.50%
Percentage of accumulated income		20.00%
Profit loss recorded in equity		$ 336,243,903
Percentage of constitution to Legal Reserve		5.00%
Payment of a cash dividend		$ 65,000,000
Tarjeta Naranja S.A.U.
Disclosure of additional information [line items]
Dividend rate		25.00%
Minimum capital requirement	$ 51,737,890	$ 300,000